UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund: BlackRock California Municipal Income Trust (BFZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock California Municipal Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock California Municipal Income Trust (BFZ)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

California - 104.3%

Corporate - 3.4%	California Pollution Control Financing Authority, RB, Waste Management Inc. Project, Series C, AMT, 6.75%, 12/01/27	$2,475	$2,546,527
	City of Chula Vista California, RB, San Diego Gas, Series A, 5.88%, 2/15/34	680	733,441
	Los Angeles Regional Airports Improvement Corp., California, RB, Series C, AMT, 7.50%, 12/01/24	4,110	3,914,117

			7,194,085

County/City/Special District/School District - 32.5%	Butte-Glenn Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/30	4,425	4,742,007
	California State Department of Water Resources, Refunding RB, Water System, Series AF, 5.00%, 12/01/29	2,500	2,636,150
	City & County of San Francisco, California, COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29	2,000	2,001,400
	Elk Grove Unified School District, California, Special Tax, CAB, Community Facilities No. 1 (AMBAC), 5.60%, 12/01/29 (a)	7,485	2,265,186
	Elk Grove Unified School District, California, Special Tax, CAB, Community Facilities No. 1 (AMBAC), 5.60%, 12/01/30 (a)	7,485	2,112,566
	Elk Grove Unified School District, California, Special Tax, CAB, Community Facilities No. 1 (AMBAC), 5.60%, 12/01/31 (a)	7,485	1,972,597
	Live Oak Unified School District, GO, CAB, Election of 2004, Series B (Syncora), 5.59%, 8/01/18 (a)(b)	985	291,865
	Live Oak Unified School District, GO, CAB, Election of 2004, Series B (Syncora), 5.60%, 8/01/18 (a)(b)	1,030	288,328
	Live Oak Unified School District, GO, CAB, Election of 2004, Series B (Syncora), 5.61%, 8/01/18 (a)(b)	1,080	285,541
	Live Oak Unified School District, GO, CAB, Election of 2004, Series B (Syncora), 5.62%, 8/01/18 (a)(b)	1,125	280,890
	Live Oak Unified School District, GO, CAB, Election of 2004, Series B (Syncora), 5.63%, 8/01/18 (a)(b)	1,175	276,983
	Live Oak Unified School District, GO, CAB, Election of 2004, Series B (Syncora), 5.64%, 8/01/18 (a)(b)	1,230	273,700
	Live Oak Unified School District, GO, CAB, Election of 2004, Series B (Syncora), 5.65%, 8/01/18 (a)(b)	1,285	269,863
	Live Oak Unified School District, GO, CAB, Election of 2004, Series B (Syncora), 5.66%, 8/01/18 (a)(b)	1,340	265,548
	Live Oak Unified School District, GO, CAB, Election of 2004, Series B (Syncora), 5.67%, 8/01/18 (a)(b)	1,400	261,730

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GO	General Obligation Bonds
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds
TAN	Tax Anticipation Notes

BlackRock California Municipal Income Trust (BFZ)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Live Oak Unified School District, GO, CAB, Election of 2004, Series B (Syncora), 5.68%, 8/01/18 (a)(b)	$1,465	$258,338
	Long Beach Unified School District, California, GO, Election of 2008, Series A, 5.75%, 8/01/33	2,135	2,338,337
	Los Angeles County Metropolitan Transportation Authority, Refunding RB, Proposition C, 2nd Senior Series E, 5.00%, 7/01/27	2,775	2,902,595
	Los Angeles Municipal Improvement Corp., RB, Real Property, Series B (AGC), 5.50%, 4/01/30	2,570	2,708,909
	Modesto Irrigation District, COP, Series B, 5.50%, 7/01/35	3,300	3,476,385
	Oak Grove School District, California, GO, Election of 2008, Series A, 5.50%, 8/01/33	4,000	4,250,960
	Orange County Water District, COP, Refunding, 5.25%, 8/15/34	2,000	2,090,180
	Peralta Community College District, California, GO, 2006 Election, Series C, 5.00%, 8/01/39	7,500	7,574,400
	Pittsburg Redevelopment Agency, TAN, Refunding, Subordinate, Los Medanos Community Project, Series A, 6.50%, 9/01/28	2,500	2,700,100
	San Diego Community College District, California, GO, Election of 2002, 5.25%, 8/01/33	1,000	1,049,740
	San Diego Regional Building Authority, California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	2,900	2,988,189
	San Jose Unified School District, Santa Clara County California, GO, Election of 2002, Series D, 5.00%, 8/01/32	2,875	2,961,078
	Santa Ana Unified School District, GO, Election of 2008, Series A, 5.13%, 8/01/33	8,000	7,907,280
	Santa Cruz County Redevelopment Agency, California, TAN, Live Oak, Soquel Community Improvement, Series A, 7.00%, 9/01/36	1,200	1,273,404
	Torrance Unified School District, California, GO, Election of 2008, Measure Z, 6.00%, 8/01/33	2,500	2,797,400
	Westminster Redevelopment Agency, California, TAN, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	2,350	2,679,752

			68,181,401

Education - 3.1%	California Infrastructure & Economic Development Bank, RB, J David Gladstone Institute Project, 5.25%, 10/01/34	6,000	5,627,640
	University of California, RB, Series L, 5.00%, 5/15/38	795	807,959

			6,435,599

Health - 13.9%	ABAG Finance Authority for Nonprofit Corp., RB, California Sharp Healthcare, 6.38%, 8/01/34	1,000	1,049,250
	ABAG Finance Authority for Nonprofit Corp., RB, California Sharp Healthcare, 6.25%, 8/01/39	3,000	3,224,040
	California Health Facilities Financing Authority, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/34	3,000	3,152,400
	California Health Facilities Financing Authority, RB, Catholic Healthcare West, Series E, 5.63%, 7/01/25 (c)	3,000	3,095,460
	California Infrastructure & Economic Development Bank, RB, Kaiser Hospital Assistance I, LLC, Series A, 5.55%, 8/01/31	13,500	13,566,690
	California Statewide Communities Development Authority, RB, Catholic Healthcare West, Series B, 5.50%, 7/01/30	3,000	3,050,400

BlackRock California Municipal Income Trust (BFZ)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	California Statewide Communities Development Authority, RB, Catholic Healthcare West, Series E, 5.50%, 7/01/31	$2,000	$2,019,760

			29,158,000

Housing - 0.5%	California Housing Finance Agency, RB, Series J, AMT, 5.75%, 8/01/47	1,005	974,659

State - 9.7%	California State Public Works Board, RB, Department Development Services, Porterville, Series C, 6.00%, 4/01/26	1,165	1,201,266
	California State Public Works Board, RB, Department Development Services, Porterville, Series C, 6.00%, 4/01/27	1,355	1,390,189
	California State Public Works Board, RB, Department Education, Riverside Campus Project, Series B, 6.00%, 4/01/27	1,675	1,718,500
	California State Public Works Board, RB, Department Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	5,000	5,455,650
	State of California, GO, Various Purpose, 6.50%, 4/01/33	9,700	10,720,537

			20,486,142

Transportation - 12.1%	County of Orange California, RB, Series B, 5.75%, 7/01/34	3,000	3,227,640
	County of Sacramento California, RB, Senior, Series B, 5.75%, 7/01/39	1,350	1,445,418
	Foothill Eastern Transportation Corridor Agency, California, Refunding RB, 5.75%, 1/15/40	7,000	6,387,360
	Foothill Eastern Transportation Corridor Agency, California, Refunding RB, CAB, 5.88%, 7/15/26 (d)	5,000	4,950,550
	Foothill Eastern Transportation Corridor Agency, California, Refunding RB, CAB, 6.18%, 1/15/35 (a)	10,000	1,760,800
	Port of Oakland, RB, Series K, AMT (MBIA), 5.75%, 11/01/29	3,970	3,973,692
	Port of Oakland, RB, Series L, AMT (MBIA), 5.38%, 11/01/27	3,710	3,640,808

			25,386,268

Utilities - 29.1%	California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/39	2,500	2,654,300
	Calleguas-Las Virgenes Public Financing Authority, California, RB, Calleguas Municipal Water District Project, Series A (MBIA), 5.13%, 7/01/32	5,475	5,631,804
	City of Chula Vista California, Refunding RB, San Diego Gas, Series E, 5.88%, 1/01/34	4,375	4,718,831
	City of Richmond California, RB, CAB (FGIC), 5.77%, 8/01/31 (a)(e)	1,905	687,591
	Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	3,500	3,681,370
	Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	10,000	10,171,300
	Los Angeles Department of Water & Power, RB, System, Series A, 5.38%, 7/01/34	1,400	1,480,332
	Los Angeles Department of Water & Power, RB, System, Series A, 5.38%, 7/01/38	1,800	1,903,284
	Metropolitan Water District of Southern California, Refunding RB, Series C, 5.00%, 7/01/35	3,500	3,641,330
	Orange County Sanitation District, COP, Series B (FSA), 5.00%, 2/01/37	10,000	10,188,000

BlackRock California Municipal Income Trust (BFZ)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	San Diego County Water Authority, COP, Series 2008 A, COP (FSA), 5.00%, 5/01/33	$10,040	$10,060,682
	San Diego Public Facilities Financing Authority, RB, Senior, Series A, 5.25%, 5/15/34	4,000	4,065,960
	San Diego Public Facilities Financing Authority, RB, Senior, Series A, 5.25%, 5/15/39	2,250	2,286,405

			61,171,189

	Total Municipal Bonds in California		218,987,343

Multi-State - 6.1%

Housing - 6.1%	Charter Mac Equity Issuer Trust, 6.80%, 11/30/50 (f)(g)	4,000	4,124,120
	MuniMae TE Bond Subsidiary LLC, 6.30%, 6/30/49 (f)(g)	7,000	6,492,360
	MuniMae TE Bond Subsidiary LLC, 6.80%, 6/30/50 (f)(g)	3,000	2,099,940

	Total Municipal Bonds in Multi-State		12,716,420

	Total Municipal Bonds - 110.4%		231,703,763

	Municipal Bonds Transferred to Tender Option Bond Trusts (h)

California - 45.1%

Corporate - 14.6%	Mount San Antonio Community College District, California, GO, Election 2001, Series C (FSA), 5.00%, 9/01/31	10,770	11,051,312
	San Diego Community College District, California, GO, Election of 2006 (FSA), 5.00%, 8/01/32	9,000	9,225,990
	Santa Clara County Financing Authority, Refunding RB, Lease, Series L, 5.25%, 5/15/36	10,000	10,462,029

			30,739,331

County/City/Special District/School District - 15.1%	Los Angeles Community College District, California, GO, 2008 Election, Series A, 6.00%, 8/01/33	9,596	10,842,974
	Los Angeles Unified School District, California, GO, Series I, 5.00%, 1/01/34	5,000	5,057,000
	San Diego Community College District, California, GO, Election of 2002, 5.25%, 8/01/33	4,487	4,710,605
	San Diego Community College District, California, GO, Election of 2002 (FSA), 5.00%, 5/01/25	10,615	11,059,664

			31,670,243

Education - 11.4%	California Educational Facilities Authority, RB, Stanford University, Series Q, 5.25%, 12/01/32	10,000	10,374,787
	California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	6,900	7,271,289
	University of California, RB, Series O, 5.75%, 5/15/34	5,595	6,187,454

			23,833,530

Utilities - 4.0%	Eastern Municipal Water District, California, Water and Sewer, COP, Series H, 5.00%, 7/01/33	8,356	8,467,300

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 45.1%		94,710,404

	Total Long-Term Investments (Cost - $321,126,164) - 155.5%		326,414,167

BlackRock California Municipal Income Trust (BFZ)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

CMA California Municipal Money Fund, 0.04% (i)(j)	1,731,092	$1,731,092

Total Short-Term Securities (Cost - $1,731,092) - 0.8%		1,731,092

Total Investments (Cost - $322,857,256*) - 156.3%		328,145,259
Other Assets Less Liabilities - 4.4%		9,155,250
Liability for Trust Certificates, Including Interest Expense and Fees Payable - (26.9)%		(56,428,072)
Preferred Shares, at Redemption Value - (33.8)%		(71,006,171)

Net Assets Applicable to Common Shares - 100.0%		$209,866,266

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$265,799,517

Gross unrealized appreciation	$9,959,264
Gross unrealized depreciation	(3,992,299)

Net unrealized appreciation	$5,966,965

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	When-issued security.

Counterparty	Market Value	Unrealized Appreciation

Citigroup Inc.	$3,095,460	—

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(e)	Security is collateralized by Municipal or US Treasury Obligations.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Represents the current yield as of report date.

(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	$(1,899,704)	$460

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

BlackRock California Municipal Income Trust (BFZ)

Schedule of Investments October 31, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$1,731,092
Level 2 - Long-Term Investments[1]	326,414,167
Level 3	—

Total	$328,145,259

[1]	See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock California Municipal Income Trust

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: December 18, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust

Date: December 18, 2009